Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 8. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities at December 31, 2019 and 2018.

The income tax provision (benefit) consists of the following:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Federal
Current	$688,516	$77,020
Deferred	—	—

State
Current	—	857
Deferred	—	—
Change in valuation allowance	—	—
Income tax provision	$688,516	$77,877

As of December 31, 2019 and 2018, the Company did not have any U.S. federal and state net operating loss carryovers ("NOLs") available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company's effective tax rate at December 31, 2019 and 2018 is as follows:

	December 31,	December 31,
	2019	2018

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.2%
True-ups	(0.1)%	0.0%
Meals and entertainment	0.1%	0.1%
Business combination expenses	180.8%	0.0%
Income tax provision	201.8%	21.3%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.